Filed pursuant to Rule 497

File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock
Sierra Income Corporation
Common Stock

Supplement No. 7 dated January 17, 2017
to
Prospectus dated June 30, 2016

This Supplement No. 7 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated June 30, 2016 (the “Prospectus”) and Supplement No. 1 to the Prospectus dated June 30, 2016, Supplement No. 2 to the Prospectus dated July 20, 2016, Supplement No. 3 to the Prospectus dated August 11, 2016, Supplement No. 4 to the Prospectus dated August 31, 2016, Supplement No. 5 to the Prospectus dated October 11, 2016 and Supplement No. 6 to the Prospectus dated November 17, 2016.
You should carefully consider the “Risk Factors” beginning on page 36 of the Prospectus before you decide to invest.
Status of Our Public Offering and Investment Activity
Since commencing operations, we have raised a total of approximately $901 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of January 12, 2017, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $1,060 million in principal across 99 transactions, the details of which are listed below.
For the quarter ended September 30, 2016, we invested $86.9 million of principal in directly originated transactions across 12 portfolio companies and $9.1 million of principal in syndicated transactions across 4 portfolio companies. As of January 12, 2017, the investment portfolio was comprised of $922.2 million of principal in directly originated transactions across 72 portfolio companies and $138.2 million of principal in syndicated transactions across 27 portfolio companies.
As of January 12, 2017, the weighted-average yield based upon original cost on our portfolio investments was approximately 9.1%, and approximately 83.4% of our portfolio investments were senior secured. As of January 12, 2017, 86.5% of our income bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 13.5% bore interest at fixed rates. The weighted-average yield on our income-producing investments is computed based upon the contractual interest payments and principal amortizations due at maturity for each individual investment, which amount is divided by the total cost borne by us on such income-producing investments as of the end of the applicable reporting period. The yield on our portfolio investments is higher than what investors in the Company will realize because it does not reflect our expenses and the sales load paid by investors.

The table below shows our investment portfolio as of January 12, 2017:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAAHI Acquisition Corporation	Transportation: Consumer	Senior Secured First Lien Term Loans	12/15/2021	LIBOR + 7.000%, 1.000% Floor	7.28	12/15/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	9/30/2021	LIBOR + 5.000%, 1.000% Floor	3.14	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	9/30/2021	LIBOR + 5.000%, 1.000% Floor	0.15	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	9/30/2021	LIBOR + 8.000%, 1.000% Floor PIK	6.61	9/30/2016
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Equity	-	-	0.01	9/30/2014
Access Media Holding LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	7/22/2020	5.000%, 5.000% PIK	7.06	10/22/2013
Access Media Holding LLC	Media: Broadcasting & Subscription	Preferred Equity	7/22/2020	12.000% PIK	2.08	7/23/2015
Access Media Holding LLC	Media: Broadcasting & Subscription	Common Stock	-	-	-	7/23/2015
Advanced Diagnostic Holdings LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	12/11/2020	LIBOR + 8.750%, 0.875% Floor	15.17	12/11/2015
Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	2/25/2022	LIBOR + 6.000%, 1.000% Floor	9.38	3/11/2016
American Beacon Advisors, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015
Amerijet Holdings Inc.	Transportation: Cargo	Senior Secured First Lien Term Loans	7/15/2021	LIBOR + 8.000%, 1.000% Floor	16.09	7/15/2016
AMMC CLO 17, Limited	Multi-Sector Holdings	Subordinated Notes	11/15/2027	21.670% Estimated Yield	5.00	4/6/2016
Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014
APCO Holdings Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	1/31/2022	LIBOR + 6.000%, 1.000% Floor	4.35	1/29/2016
Apidos CLO XXIV	Multi-Sector Holdings	Subordinated Notes	1/20/2023	16.535% Estimated Yield	25.47	7/22/2016
Associated Asphalt Partners, LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013
Asurion Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014
Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 8.250%, 1.000% Floor	5.00	1/29/2014
Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	3/31/2022	LIBOR + 8.500%, 1.000% Floor	25.00	9/30/2015
Backcountry.com, LLC	Retail	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	34.48	6/30/2015
Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term Loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	13.82	8/5/2014
Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	20.31	4/24/2015
Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014
Capital Office Park Holdings	Banking, Finance, Insurance & Real Estate	Equity	-	-	7.50	11/17/2016
Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 12.500%, 1.000% Floor, PIK	17.90	4/28/2014
Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/1/2016	LIBOR + 12.500%, 1.000% Floor, PIK	7.74	10/2/2015
Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	-	-	-	4/28/2014
Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	7.91	12/18/2013
Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014
ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 9.000%, 1.000% Floor	12.50	6/16/2014
Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	4.97	3/4/2013

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
CP OpCo, LLC	Services: Consumer	Equity	-	-	-	9/30/2014
CP OpCo, LLC	Services: Consumer	Preferred Equity	-	LIBOR + 6.750%, 1.000% Floor	-	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.50	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.34	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 4.500%, 1.000% Floor	0.21	9/30/2014
CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term Loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	1.49	9/30/2014
CRGT Inc.	High Tech Industries	Senior Secured First Lien Term Loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	3.97	12/18/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Equity	-	-	-	11/10/2014
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 6.500%, 1.500% Floor	2.38	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor PIK	8.45	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 10.250%, 1.500% Floor PIK	7.26	11/15/2016
DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term Loans	11/10/2019	LIBOR + 11.250%, 1.500% Floor PIK	6.76	11/15/2016
Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.00	12/10/2013
Dryden 38 Senior Loan Fund	Multi-Sector Holdings	Subordinated Notes	7/15/2027	17.689% Estimated Yield	7.00	4/28/2016
Dryden 43 Senior Loan Fund	Multi-Sector Holdings	Subordinated Notes	1/20/2023	18.086% estimated yield	3.62	7/15/2016
Dryden Senior Loan Fund - 49	Multi-Sector Holdings	Preferred Equity	-	-	14.50	11/7/2016
Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	8.48	3/3/2014
EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013
First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Notes	12/31/2020	12.000%	6.11	12/28/2015
First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	-	-	1.65	12/28/2015
FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	11.84	3/30/2015
Frontier Communications Corp.	Telecommunications	Senior Secured First Lien Notes	9/15/2022	10.250%	2.00	9/11/2015
Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013
Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014
GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015
Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012
Green Field Energy Services, Inc.	Energy: Oil & Gas	Equity	-	-	-	5/23/2012
HBC Holdings, LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	13.16	9/30/2014
Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014
Hill International, Inc.	Construction & Building	Senior Secured First Lien Term Loans	9/28/2020	LIBOR + 6.750%, 1.000% Floor	16.62	9/30/2014
Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.52	9/26/2013
Hylan Datacom + Electrical	Construction & Building	Senior Secured First Lien Term Loans	7/25/2021	LIBOR + 7.500%, 1.000% Floor	15.80	7/25/2016
Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term Loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	8.39	8/18/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015
Impact Sales LLC	Services: Business	Senior Secured First Lien Term Loans	12/30/2021	LIBOR + 7.000%, 1.000% Floor	4.69	12/30/2016
Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013
Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term Loans	6/30/2020	LIBOR + 8.500%, 1.000% Floor	24.34	6/30/2015
IronGate Energy Services, LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013
Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.49	1/24/2014
Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014
Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.13	5/3/2013
Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/17/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013
Loar Group Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	7/12/2022	LIBOR + 9.250%, 1.000% Floor	15.00	1/12/2016
LSF9 Atlantis Holdings, LLC	Retail	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 9.000%, 1.000% Floor	9.50	1/15/2016
LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014
Nathan's Famous, Inc.	Beverage & Food	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015
Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014
New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term Loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.04	9/15/2014
Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term Loans	10/15/2023	LIBOR + 8.500%, 1.000% Floor	11.00	10/1/2015
Nuspire Networks	High Tech Industries	Senior Secured First Lien Term Loans	11/7/2022	LIBOR + 6.500%, 1.000% Floor	6.31	11/7/2016
Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013
Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term Loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.76	12/31/2014
Path Medical LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	10/11/2021	LIBOR + 9.500%, 1.000% Floor	12.55	11/3/2016
Path Medical LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	10/11/2021	LIBOR + 9.500%, 1.000% Floor	3.64	11/3/2016
Path Medical LLC	Healthcare & Pharmaceuticals	Warrants	1/11/2027	-	0.04	11/3/2016
Preferred Sands Holding Company, LLC	Construction & Building	Senior Secured First Lien Term Loans	7/27/2020	LIBOR + 5.750%, 1.000% Floor	3.98	8/29/2016
Press Ganey Holdings	High Tech Industries	Senior Secured Second Lien Term Loans	10/21/2024	LIBOR + 7.250%, 1.000% Floor	6.50	10/5/2016
PT Network, LLC	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	11/22/2021	LIBOR + 7.500%, 1.000% Floor	4.83	11/22/2021
RealD, Inc.	Media: Diversified & Production	Preferred Equity	3/22/2021	10.000% PIK	7.45	3/22/2016
RealD, Inc.	Media: Diversified & Production	Common Stock	-	-	3.16	3/22/2016
Reddy Ice Group, Inc.	Beverage & Food	Senior Secured Second Lien Term Loans	11/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013
Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015
Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.87	3/28/2014
Response Team Holdings, LLC	Construction & Building	Warrants	3/28/2019	-	-	3/28/2014
School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	9.20	5/29/2013
Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term Loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	23.44	7/31/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
Sizzling Platter, LLC	Beverage & Food	Senior Secured First Lien Term Loans	4/28/2020	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014
Smart Financial Operations, LLC	Retail	Senior Secured First Lien Term Loans	11/21/2021	LIBOR + 10.000%, 1.000% Floor	10.00	11/21/2021
Smart Financial Operations, LLC	Retail	Equity	-	-	3.70	11/21/2021
Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	2.54	3/16/2015
Specialty Foam Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	1/15/2021	LIBOR + 7.500%, 1.000% Floor	8.86	2/8/2016
Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term Loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014
Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015
The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term Loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.63	5/22/2015
Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term Loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015
Transocean Phoenix 2 Ltd	Energy: Oil & Gas	Senior Secured First Lien Notes	10/15/2024	7.750%	7.50	10/7/2016
TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014
Truco Enterprises, LP	Beverage & Food	Senior Secured First Lien Term Loans	4/26/2021	LIBOR + 7.250%, 1.000% Floor	9.95	9/28/2016
True Religion Apparel, Inc.	Consumer goods: Non-durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013
TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term Loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	23.59	8/8/2014
U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015
U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	-	-	8/16/2012
Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term Loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	3.50	6/12/2014
Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/13/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014
Verso Corporation	Media: Advertising, Printing & Publishing	Equity	-	-	0.19	7/15/2016
Voya CLO LTD	Multi-Sector Holdings	Subordinated Notes	7/19/2028	16.185% Estimated Yield	22.84	6/7/2016
Watermill-QMC Midco, Inc.	Automotive	Equity	-	-	0.85	6/30/2015
Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term Loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.68	10/8/2014

Total non-controlled/non-affiliated investments					$985.30

Nomida LLC	Construction & Building	Senior Secured First Lien Term Loans	12/1/2020	10.00%	8.10	11/17/2015
Nomida LLC	Construction & Building	Equity	-	-	5.40	11/17/2015
Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity	-	-	61.66	7/15/2015

Total controlled/affiliated investments					$75.16

Federated Prime Obligations Fund	-	Money market fund	-	0.010%	28.40	-

Total money market fund					$28.40

*	Reflects the current interest rate as of January 12, 2017

Distributions
On January 12, 2017, the Board of Directors declared a series of semi-monthly distributions for January, February and March 2017 in the amount of $0.02667 per share. These distributions represent an annualized yield of 7.07% based on the Company’s current offering price of $9.05 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.02667	January 13, 2017	January 31, 2017
$0.02667	January 31, 2017	January 31, 2017
$0.02667	February 15, 2017	February 28, 2017
$0.02667	February 28, 2017	February 28, 2017
$0.02667	March 15, 2017	March 31, 2017
$0.02667	March 31, 2017	March 31, 2017